Other Liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions		Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial liabilities [line items]
Accrued interest		$ 1,454	$ 2,244
Lease liabilities	[1]	3,413	3,475
Accounts payable and accrued expenses		6,508	5,441
Current tax liabilities		1,344	743
Deferred tax liabilities		1,149	1,073
Gold and silver certificates and bullion		417	1,112
Margin and collateral accounts		7,313	8,622
Segregated fund liabilities		2,197	2,248
Payables to brokers, dealers and clients		958	624
Provisions		296	125
Allowance for credit losses on off-balance sheet exposures		65	101
Pension liabilities		661	2,202
Other liabilities of subsidiaries and structured entities		25,221	25,938
Other		7,803	8,656
Total		$ 58,799	$ 62,604

[1]	Presents discounted value of lease liabilities.